Fair value of Above-Market Acquired Time Charters - Amount per Vessel (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Fair value of above market acquired time charter
Amortization	$ 7,071	$ 3,149
Accumulated amortization of above market time charters	28,271		$ 21,200
Loss/(gain) on time charter agreement termination	$ 2,114	$ 0